Securities - additional information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Securities [Line Items]
Expected loss on securities	R$ 46,717	R$ 53,770
Credit risk [member]
Securities [Line Items]
Credit exposure rate	93.30%	92.70%
Credit risk securities	R$ 27,066,513	R$ 21,667,810
inherent credit risk
Securities [Line Items]
Credit exposure rate	6.70%	7.30%
Credit risk securities	R$ 1,952,810	R$ 1,698,105
Stage 1 [Member]
Securities [Line Items]
Expected loss on securities	R$ 28,259	R$ 30,487
Expected loss on securities rate	60.50%	56.70%
Stage 1 [Member] | Credit risk [member]
Securities [Line Items]
Credit risk securities	R$ 2,124,821	R$ 1,618,185
Credit risk securities rate	77.10%	6.90%
Stage 2 [Member]
Securities [Line Items]
Expected loss on securities	R$ 4,981	R$ 11,297
Expected loss on securities rate	10.70%	21.00%
Stage 2 [Member] | Credit risk [member]
Securities [Line Items]
Credit risk securities	R$ 75,862	R$ 54,986
Credit risk securities rate	2.80%	0.20%
Stage 3 [Member]
Securities [Line Items]
Expected loss on securities	R$ 13,477	R$ 11,986
Expected loss on securities rate	28.80%	22.30%
Stage 3 [Member] | Credit risk [member]
Securities [Line Items]
Credit risk securities	R$ 17,956	R$ 24,934
Credit risk securities rate	0.70%	0.10%